IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Market Risk [line items]
IRC (one-year measure)	$ 239.1	$ 219.8	$ 156.3
Default risk [member]
Market Risk [line items]
IRC (one-year measure)	175.2	152.3	103.2
Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	63.9	67.5	53.1
High [Member]
Market Risk [line items]
IRC (one-year measure)	264.8
High [Member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	195.9
High [Member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	70.9
Low [Member]
Market Risk [line items]
IRC (one-year measure)	202.5
Low [Member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	148.8
Low [Member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	28.4
Average risk [member]
Market Risk [line items]
IRC (one-year measure)	233.0	199.2	172.3	$ 201.8	$ 209.4
Average risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	171.1	144.2	107.9	143.1	137.1
Average risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	$ 61.9	$ 55.0	$ 64.4	$ 58.7	$ 72.3